Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 3. Discontinued Operations

As stated in Note 1, on January 20, 2021, we completed the sale of 100% of the outstanding equity interests of our formerly wholly owned subsidiary, Brainspace, for $125.0 million. We recorded a gain on the sale of Brainspace of $58.8 million. We have classified the results of Brainspace as discontinued operations in our condensed consolidated statements of operations for all periods presented. Additionally, the related assets and liabilities associated with the discontinued operations in the prior year condensed consolidated balance sheet are classified as discontinued operations.

The major classes of assets and liabilities attributable to discontinued operations as of December 31, 2020 are presented below (in thousands):

ASSETS
Current assets:
Cash	$27
Accounts receivable, net of allowance of $97	5,202
Contract assets	208
Deferred contract acquisition costs, current	979
Total current assets	6,416
Contract assets, noncurrent	8,419
Deferred contract acquisition costs, noncurrent	2,315
Goodwill	33,696
Intangible assets, net	15,758
Total assets	$66,604
LIABILITIES AND NET ASSETS
Current liabilities:
Accounts payable	$128
Accrued expenses	4,993
Deferred revenue	1,247
Total current liabilities	6,368
Other liabilities	180
Total liabilities	6,548
Net assets	$60,056

Total assets and total liabilities as of December 31, 2020 were classified as current assets and liabilities of discontinued operations in the December 31, 2020 consolidated balance sheet.

The major items constituting net income of discontinued operations for the three and nine months ended September 30, 2021 and 2020 are presented below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue	$—	$2,389	$2,200	$13,297
Cost of revenue, exclusive of amortization shown below	—	578	142	1,857
Amortization expense	—	765	—	2,295
Total cost of revenue	—	1,343	142	4,152
Gross profit	—	1,046	2,078	9,145
Operating expenses:
Sales and marketing	—	661	240	2,289
Research and development	—	850	290	2,691
General and administrative	—	43	—	61
Depreciation and amortization(1)	—	364	—	1,092
Total operating expenses	—	1,918	530	6,133
Income from operations	—	(872)	1,548	3,012
Gain on the disposal of the discontinued operation	—	—	58,835	—
Other expense, net	—	(3)	—	(9)
(Loss) income from discontinued operations	—	(875)	60,383	3,003
Income tax expense of discontinued operations	212	—	583	—
Net (loss) income of discontinued operations, net of tax	$(212)	$(875)	$59,800	$3,003

(1)        Comprises amortization expense of direct Brainspace intangibles.

Note 3. Discontinued Operations

As stated in Note 1, on December 17, 2020, we executed a securities purchase agreement pursuant to which we agreed to sell 100% of the outstanding equity interests of our formerly wholly owned subsidiary, Brainspace, for $125.0 million. The transaction closed on January 20, 2021.

The major classes of assets and liabilities attributable to discontinued operations, which are included in total assets and liabilities of the disposal group classified as held for sale in our consolidated balance sheets as of December 31, 2020 and 2019 are presented below (in thousands):

	2020	2019
ASSETS
Current assets:
Cash	$27	$87
Accounts receivable, net of allowance of $97 and $42, respectively	5,202	3,786
Contract assets	208	468
Deferred contract acquisition costs, current	979	828
Total current assets	6,416	5,169
Contract assets, noncurrent	8,419	10,364
Deferred contract acquisition costs, noncurrent	2,315	2,579
Goodwill	33,696	33,696
Intangible assets, net	15,758	19,148
Total assets	$66,604	$70,956

LIABILITIES AND NET ASSETS
Current liabilities:
Accounts payable	$128	$170
Accrued expenses	4,993	1,760
Deferred revenue	1,247	916
Total current liabilities	6,368	2,846
Other liabilities	180	—
Total liabilities	6,548	2,846
Net assets	$60,056	$68,110

Total assets and total liabilities as of December 31, 2020 are classified as current assets and liabilities held for sale in the December 31, 2020 consolidated balance sheet.

The major items constituting net income (loss) attributable to discontinued operations for 2020 and 2019 are presented below (in thousands):

	2020	2019
Revenue	$17,933	$15,694
Cost of revenue, exclusive of amortization shown below	2,492	2,613
Amortization expense	2,296	3,062
Total cost of revenue	4,788	5,675
Gross profit	13,145	10,019
Operating expenses:
Sales and marketing	3,397	3,679
Research and development	4,285	4,567
General and administrative	2,811	808
Depreciation and amortization(1)	1,094	1,458
Total operating expenses	11,587	10,512
Income (loss) from operations	1,558	(493)
Other (expense) income, net	(422)	228
Net income (loss) of discontinued operations	$1,136	$(265)

(1)        Comprises amortization expense of direct Brainspace intangibles.

Income tax of discontinued operations was inconsequential for 2020 and 2019.